Quarterly Holdings Report
for
Fidelity® Small Cap Growth K6 Fund
April 30, 2025
SCPK6-NPRT3-0625
1.9884009.107
Common Stocks - 94.3%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.2%
Consumer Discretionary - 0.2%
Diversified Consumer Services - 0.2%
OneSpaWorld Holdings Ltd	458,431	7,655,798
BELGIUM - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(c)	224,719	1,379,775
CANADA - 1.9%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (c)	222,728	7,834,093
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,315,630	5,802,285
Health Care - 0.4%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (c)	212,720	8,125,904
Health Care Providers & Services - 0.1%
dentalcorp Holdings Ltd Subordinate Voting Shares	737,670	4,500,076
TOTAL HEALTH CARE		12,625,980

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Kraken Robotics Inc (c)	2,387,400	4,260,122
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (c)(d)	200,200	6,472,446
TECSYS Inc	311,157	9,565,381
		16,037,827
TOTAL INFORMATION TECHNOLOGY		20,297,949

Materials - 0.5%
Metals & Mining - 0.5%
G Mining Ventures Corp	349,800	4,851,426
Orla Mining Ltd (c)	477,450	5,257,283
Torex Gold Resources Inc (c)	169,700	5,496,232
		15,604,941
TOTAL CANADA		62,165,248
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (c)	62,003	10,567,791
INDIA - 0.6%
Industrials - 0.6%
Professional Services - 0.6%
WNS Holdings Ltd ADR (c)	316,620	19,161,842
ISRAEL - 1.3%
Information Technology - 1.3%
IT Services - 0.3%
Wix.com Ltd (c)	66,679	11,308,092
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (c)	47,950	9,408,269
Software - 0.7%
Cellebrite DI Ltd (c)	1,082,335	21,419,410
TOTAL ISRAEL		42,135,771
ITALY - 0.3%
Industrials - 0.3%
Electrical Equipment - 0.3%
Prysmian SpA	199,159	10,940,244
JAPAN - 0.8%
Industrials - 0.5%
Professional Services - 0.5%
BayCurrent Inc	309,900	16,698,530
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (c)	564,198	10,759,255
TOTAL JAPAN		27,457,785
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.3%
Merus NV (c)	248,620	11,314,696
Pharmaceuticals - 0.2%
Pharvaris NV (c)	277,637	5,130,732
TOTAL NETHERLANDS		16,445,428
SWEDEN - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	401,838	4,581,506
THAILAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet (c)	126,802	26,002,018
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Games Workshop Group PLC	80,131	16,456,430
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	420,479	11,844,893
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd Class D (c)(e)(f)	431,700	1,392,290
TOTAL UNITED KINGDOM		29,693,613
UNITED STATES - 86.6%
Communication Services - 1.1%
Entertainment - 0.4%
IMAX Corp (c)	560,671	13,641,126
Interactive Media & Services - 0.2%
Cars.com Inc (c)	624,209	7,265,793
Media - 0.2%
Magnite Inc (c)	476,700	5,667,963
TechTarget Inc/old	12,034	95,911
		5,763,874
Wireless Telecommunication Services - 0.3%
Gogo Inc (b)(c)	1,435,113	10,863,805
TOTAL COMMUNICATION SERVICES		37,534,598

Consumer Discretionary - 9.7%
Automobile Components - 0.0%
Modine Manufacturing Co (c)	11,490	938,044
Diversified Consumer Services - 2.3%
Adtalem Global Education Inc (c)	197,310	20,954,322
Duolingo Inc Class A (c)	55,504	21,617,698
Grand Canyon Education Inc (c)	102,647	18,309,145
Stride Inc (c)	23,111	3,287,540
Universal Technical Institute Inc (b)(c)	390,970	10,970,618
		75,139,323
Hotels, Restaurants & Leisure - 3.1%
Brinker International Inc (c)	170,625	22,914,938
Cava Group Inc (c)	109,499	10,120,993
Cheesecake Factory Inc/The (b)	263,390	13,266,954
Dutch Bros Inc Class A (c)	184,125	10,999,628
Kura Sushi USA Inc Class A (b)(c)	108,258	6,374,230
Planet Fitness Inc Class A (c)	134,950	12,764,921
Red Rock Resorts Inc Class A	181,725	7,759,657
Sportradar Holding AG Class A (b)(c)	671,120	15,509,583
		99,710,904
Household Durables - 1.0%
Champion Homes Inc (c)	209,100	18,087,150
Newell Brands Inc	942,201	4,503,721
Somnigroup International Inc	187,200	11,430,432
		34,021,303
Specialty Retail - 3.0%
BARK Inc warrants 6/1/2026 (c)	54	2
Boot Barn Holdings Inc (c)	155,053	16,178,230
Chewy Inc Class A (c)	783,913	29,396,738
Fanatics Inc Class A (c)(e)(f)	163,048	9,929,623
Group 1 Automotive Inc	42,545	17,172,438
Murphy USA Inc	19,103	9,524,183
Warby Parker Inc Class A (c)	929,360	15,343,734
		97,544,948
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc (c)	115,080	11,096,014
TOTAL CONSUMER DISCRETIONARY		318,450,536

Consumer Staples - 3.4%
Beverages - 0.6%
Primo Brands Corp Class A	626,330	20,462,201
Consumer Staples Distribution & Retail - 1.8%
Sprouts Farmers Market Inc (c)	189,912	32,474,952
US Foods Holding Corp (c)	366,319	24,052,506
		56,527,458
Food Products - 0.7%
Freshpet Inc (c)	53,600	3,941,744
Simply Good Foods Co/The (c)	558,250	20,158,408
		24,100,152
Tobacco - 0.3%
Turning Point Brands Inc	173,250	10,634,084
TOTAL CONSUMER STAPLES		111,723,895

Energy - 1.1%
Energy Equipment & Services - 0.3%
Cactus Inc Class A	283,522	10,756,825
Oil, Gas & Consumable Fuels - 0.8%
Antero Resources Corp (c)	385,546	13,428,568
Centrus Energy Corp Class A (b)(c)	64,960	4,501,078
Northern Oil & Gas Inc	286,098	6,952,181
		24,881,827
TOTAL ENERGY		35,638,652

Financials - 7.5%
Banks - 1.2%
Eastern Bankshares Inc	881,687	13,154,770
Pathward Financial Inc	45,024	3,573,555
Pinnacle Financial Partners Inc	126,647	12,695,095
SouthState Corp	99,020	8,592,956
		38,016,376
Capital Markets - 3.4%
Houlihan Lokey Inc Class A	104,573	16,949,192
P10 Inc Class A	906,520	10,035,176
Perella Weinberg Partners (f)	457,262	7,851,189
Perella Weinberg Partners Class A	680,107	11,677,437
Piper Sandler Cos	37,720	9,095,046
PJT Partners Inc Class A	70,300	9,962,213
StepStone Group Inc Class A	443,496	22,179,235
StepStone Group Inc rights 12/31/2038 (c)(e)	6,434	405,728
Stifel Financial Corp	284,866	24,410,168
		112,565,384
Consumer Finance - 1.0%
FirstCash Holdings Inc	162,803	21,809,090
SLM Corp	394,520	11,405,573
		33,214,663
Financial Services - 0.9%
HA Sustainable Infrastructure Capital Inc	359,740	8,986,305
Mr Cooper Group Inc (c)	62,600	7,450,026
Remitly Global Inc (c)	655,050	13,245,111
		29,681,442
Insurance - 1.0%
Baldwin Insurance Group Inc/The Class A (c)	321,136	13,365,681
Stewart Information Services Corp	160,032	10,478,895
Trupanion Inc (b)(c)	281,860	10,316,076
		34,160,652
TOTAL FINANCIALS		247,638,517

Health Care - 25.4%
Biotechnology - 11.0%
ADMA Biologics Inc (c)	432,940	10,303,972
Aerovate Therapeutics Inc (f)	146,132	1,388,254
Alkermes PLC (c)	434,540	12,501,716
Annexon Inc (c)	547,583	1,018,504
Apogee Therapeutics Inc (b)(c)	109,513	4,298,385
Arcellx Inc (c)	273,176	17,742,781
Astria Therapeutics Inc (c)	599,444	3,093,131
Avidity Biosciences Inc (c)	220,986	7,215,193
Bicara Therapeutics Inc (b)	210,140	3,019,712
Blueprint Medicines Corp (b)(c)	99,332	8,890,214
Boundless Bio Inc (c)	79,125	139,260
Cargo Therapeutics Inc (c)	366,070	1,672,940
Celldex Therapeutics Inc (c)	212,208	4,420,293
CG oncology Inc (b)(c)	465,080	12,529,255
Cogent Biosciences Inc (c)	1,156,990	6,027,918
Crinetics Pharmaceuticals Inc (c)	394,009	13,155,961
Cytokinetics Inc (c)	238,292	10,208,429
Day One Biopharmaceuticals Inc (b)(c)	832,410	6,476,150
Denali Therapeutics Inc (c)	272,133	4,531,014
Disc Medicine Inc (c)	133,560	6,600,535
GlycoMimetics Inc (e)(f)(g)(h)	4,033,299	908,662
Insmed Inc (c)	320,401	23,068,872
Janux Therapeutics Inc (c)	264,268	8,773,698
Kiniksa Pharmaceuticals International Plc Class A (b)(c)	224,669	6,059,323
Korro Bio Inc (b)(c)	21,000	372,750
Legend Biotech Corp ADR (c)	135,035	4,719,473
Madrigal Pharmaceuticals Inc (b)(c)	77,615	25,916,425
Monte Rosa Therapeutics Inc (b)(c)	300,909	1,477,463
MoonLake Immunotherapeutics Class A (c)	59,816	2,517,057
Neurogene Inc (b)(c)	120,219	1,803,285
Nurix Therapeutics Inc (c)	423,760	4,885,953
Nuvalent Inc Class A (c)	226,573	17,389,478
Oruka Therapeutics Inc	228,121	2,381,583
Perspective Therapeutics Inc (c)	485,300	1,188,985
PTC Therapeutics Inc (c)	207,000	10,316,880
Revolution Medicines Inc (b)(c)	251,422	10,152,420
Rhythm Pharmaceuticals Inc (b)(c)	287,720	18,756,467
Scholar Rock Holding Corp (c)	20,700	681,237
Soleno Therapeutics Inc (c)	216,930	16,239,380
Spyre Therapeutics Inc (c)	201,797	3,073,368
TG Therapeutics Inc (c)	116,080	5,282,801
Tyra Biosciences Inc (c)	412,147	4,245,114
Upstream Bio Inc	542,660	5,025,032
Vaxcyte Inc (c)	330,253	11,836,268
Veracyte Inc (c)	358,090	10,921,745
Vericel Corp (c)	371,121	14,110,020
Viking Therapeutics Inc (b)(c)	141,313	4,079,706
Vir Biotechnology Inc (c)	134,400	822,528
Viridian Therapeutics Inc (c)	464,675	6,296,346
Zenas Biopharma Inc	197,900	2,291,682
		360,827,618
Health Care Equipment & Supplies - 6.1%
Artivion Inc (c)	299,060	7,084,731
AtriCure Inc (b)(c)	231,956	6,937,804
Bioventus Inc (c)	14,816	108,304
Ceribell Inc (b)	671,704	10,807,717
Glaukos Corp (c)	207,696	19,575,348
Insulet Corp (c)	48,640	12,271,386
Integer Holdings Corp (c)	90,276	11,402,762
Lantheus Holdings Inc (c)	267,068	27,865,875
Masimo Corp (c)	107,228	17,259,419
Merit Medical Systems Inc (b)(c)	182,240	17,212,568
NeuroPace Inc (c)	68,601	801,945
Penumbra Inc (c)	85,094	24,918,927
PROCEPT BioRobotics Corp (c)	245,057	13,228,177
Pulmonx Corp (c)	616,926	2,979,753
TransMedics Group Inc (b)(c)	304,855	28,049,709
		200,504,425
Health Care Providers & Services - 5.1%
agilon health Inc (c)	1,268,473	5,403,695
Alignment Healthcare Inc (c)	788,046	13,964,175
BrightSpring Health Services Inc (c)	1,357,723	23,800,884
Ensign Group Inc/The	206,928	26,691,643
GeneDx Holdings Corp Class A (c)	67,400	4,505,690
HealthEquity Inc (c)	339,685	29,117,798
LifeStance Health Group Inc (c)	1,614,508	10,607,318
Pennant Group Inc/The (c)	444,851	11,397,083
Privia Health Group Inc (c)	734,698	17,250,709
Progyny Inc (c)	772,120	17,635,221
Surgery Partners Inc (c)	379,214	8,323,747
		168,697,963
Health Care Technology - 1.1%
Doximity Inc Class A (c)	461,630	26,257,515
Schrodinger Inc/United States (b)(c)	50,923	1,305,156
Waystar Holding Corp (c)	222,340	8,264,378
		35,827,049
Life Sciences Tools & Services - 0.2%
Veterinary Emergency Group (c)(e)(f)(i)	68,413	4,966,784
Pharmaceuticals - 1.9%
Axsome Therapeutics Inc (b)(c)	231,850	26,034,437
Corcept Therapeutics Inc (b)(c)	243,399	17,495,520
Enliven Therapeutics Inc (c)	334,168	6,329,142
Enliven Therapeutics Inc (c)(f)	100,587	1,905,118
Liquidia Corp (b)(c)	292,760	4,089,857
Structure Therapeutics Inc ADR (c)	140,901	3,804,327
WaVe Life Sciences Ltd (c)	423,350	3,268,262
		62,926,663
TOTAL HEALTH CARE		833,750,502

Industrials - 18.6%
Aerospace & Defense - 1.9%
BWX Technologies Inc	57,219	6,243,737
Leonardo DRS Inc	237,430	8,775,413
Mercury Systems Inc (b)(c)	273,790	13,689,500
Rocket Lab USA Inc Class A (b)(c)	331,240	7,217,720
V2X Inc (c)	265,134	13,193,068
Woodward Inc	66,720	12,514,670
		61,634,108
Building Products - 1.9%
AZZ Inc (b)	390,356	33,867,287
CSW Industrials Inc (b)	17,243	5,388,093
Tecnoglass Inc	275,396	19,627,473
UFP Industries Inc	40,318	3,985,433
		62,868,286
Commercial Services & Supplies - 1.8%
ACV Auctions Inc Class A (c)	1,097,244	16,118,514
GEO Group Inc/The (c)	884,594	27,670,101
HNI Corp	164,308	6,950,228
Montrose Environmental Group Inc (b)(c)	23,470	343,366
Pursuit Attractions and Hospitality Inc (c)	270,407	7,920,221
		59,002,430
Construction & Engineering - 2.6%
Comfort Systems USA Inc	22,686	9,018,819
Construction Partners Inc Class A (c)	147,480	12,114,007
Fluor Corp (c)	706,590	24,652,925
Sterling Infrastructure Inc (b)(c)	179,113	26,764,856
Valmont Industries Inc	41,140	12,063,071
		84,613,678
Electrical Equipment - 0.2%
Acuity Inc	39,745	9,682,279
Machinery - 3.9%
Chart Industries Inc (c)	132,060	17,825,459
Crane Co	69,138	11,129,835
Esab Corp	137,718	16,542,686
Federal Signal Corp	102,196	8,321,820
Gates Industrial Corp PLC (c)	645,192	12,207,033
ITT Inc	130,171	17,836,030
JBT Marel Corp (b)	72,030	7,581,878
Mueller Industries Inc	362,075	26,634,238
REV Group Inc	341,908	11,180,392
		129,259,371
Passenger Airlines - 0.3%
Alaska Air Group Inc (c)	229,040	10,139,601
Professional Services - 3.9%
CACI International Inc (c)	24,427	11,184,390
Cbiz Inc (c)	216,208	14,723,765
ExlService Holdings Inc (c)	815,306	39,526,035
First Advantage Corp (b)(c)	521,016	7,346,326
FTI Consulting Inc (c)	26,610	4,424,710
Huron Consulting Group Inc (b)(c)	127,830	17,230,206
KBR Inc	187,000	9,875,470
Paycom Software Inc	73,380	16,612,498
Paylocity Holding Corp (c)	35,940	6,904,074
		127,827,474
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies Inc	73,910	17,980,825
FTAI Aviation Ltd	260,427	27,894,336
Herc Holdings Inc (b)	98,265	10,754,121
Xometry Inc Class A (b)(c)	487,298	12,494,321
		69,123,603
TOTAL INDUSTRIALS		614,150,830

Information Technology - 14.0%
Communications Equipment - 0.2%
Lumentum Holdings Inc (c)	131,640	7,772,026
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries Inc	131,453	12,804,837
Badger Meter Inc (b)	43,590	9,625,544
Belden Inc	106,740	11,005,961
OSI Systems Inc (c)	254,140	52,032,624
PAR Technology Corp (b)(c)	226,407	13,222,169
TD SYNNEX Corp	158,970	17,613,876
Vontier Corp	250,315	7,962,519
		124,267,530
IT Services - 0.8%
Kyndryl Holdings Inc (c)	763,071	24,738,762
Semiconductors & Semiconductor Equipment - 1.5%
Aehr Test Systems (b)(c)	422,031	3,599,924
Credo Technology Group Holding Ltd (b)(c)	265,640	11,435,802
Impinj Inc (c)	53,900	4,965,807
MACOM Technology Solutions Holdings Inc (c)	194,388	20,167,755
SiTime Corp (b)(c)	70,330	10,328,664
		50,497,952
Software - 7.7%
Algolia Inc (c)(e)(f)	43,269	674,996
Alkami Technology Inc (b)(c)	418,400	11,167,096
Clearwater Analytics Holdings Inc Class A (b)(c)	244,500	5,559,930
Commvault Systems Inc (c)	124,776	20,853,813
Confluent Inc Class A (c)	107,700	2,564,337
CyberArk Software Ltd (c)	48,581	17,108,285
Five9 Inc (c)	15,510	389,921
Freshworks Inc Class A (c)	272,600	4,026,302
Intapp Inc (c)	332,664	18,050,349
InterDigital Inc (b)	38,440	7,726,440
Life360 Inc (b)(c)	215,616	9,249,926
Monday.com Ltd (c)	107,930	30,327,251
nCino Inc (b)(c)	858,205	19,910,356
Pegasystems Inc	70,100	6,454,808
Plaid Inc/CA Class A (e)(f)	29,415	6,000,072
Q2 Holdings Inc (c)	205,066	16,251,481
SailPoint Inc	360,050	6,178,458
SEMrush Holdings Inc Class A (c)	718,533	7,386,519
SPS Commerce Inc (c)	105,558	15,148,629
Tenable Holdings Inc (c)	320,857	9,808,598
Varonis Systems Inc (b)(c)	174,986	7,496,400
Weave Communications Inc (c)	1,375,280	14,577,968
Workiva Inc Class A (b)(c)	217,030	16,335,848
		253,247,783
TOTAL INFORMATION TECHNOLOGY		460,524,053

Materials - 3.9%
Chemicals - 1.4%
Axalta Coating Systems Ltd (c)	724,779	23,555,318
Cabot Corp	185,174	14,543,566
Element Solutions Inc	409,631	8,360,568
		46,459,452
Construction Materials - 0.3%
Eagle Materials Inc	39,602	8,965,497
Metals & Mining - 1.7%
ATI Inc (c)	206,675	11,238,987
Carpenter Technology Corp (b)	228,989	44,792,538
		56,031,525
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	197,806	17,072,636
TOTAL MATERIALS		128,529,110

Real Estate - 1.7%
Hotel & Resort REITs - 0.2%
Ryman Hospitality Properties Inc	96,091	8,451,203
Industrial REITs - 0.4%
Terreno Realty Corp	209,008	11,773,421
Real Estate Management & Development - 1.1%
Compass Inc Class A (c)	2,798,712	21,606,057
Landbridge Co LLC Class A (b)	181,207	13,128,447
		34,734,504
TOTAL REAL ESTATE		54,959,128

Utilities - 0.2%
Electric Utilities - 0.2%
IDACORP Inc (b)	66,500	7,852,984
TOTAL UNITED STATES		2,850,752,805
TOTAL COMMON STOCKS (Cost $2,796,485,033)		3,108,939,624

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (e)(f) (Cost $253,458)	253,458	261,391

Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
UNITED STATES - 0.7%
Health Care - 0.2%
Biotechnology - 0.2%
Bright Peak Therapeutics Inc. Series B (c)(e)(f)	199,331	289,030
Bright Peak Therapeutics Inc. Series C (c)(e)(f)	1,323,335	1,389,502
Caris Life Sciences Inc Series D (c)(e)(f)	144,435	794,393
Endeavor BioMedicines Inc Series C (c)(e)(f)	210,174	1,027,751
LifeMine Therapeutics Inc Series C (c)(e)(f)	402,743	475,237
Sonoma Biotherapeutics Inc Series B (c)(e)(f)	438,013	1,059,992
Sonoma Biotherapeutics Inc Series B1 (c)(e)(f)	233,603	651,752
T-Knife Therapeutics Inc Series B (c)(e)(f)	201,583	274,153
Treeline Biosciences Series A (c)(e)(f)	21,246	110,903
		6,072,713
Health Care Technology - 0.0%
Wugen Inc Series B (c)(e)(f)	59,982	77,376
TOTAL HEALTH CARE		6,150,089

Industrials - 0.2%
Construction & Engineering - 0.2%
Beta Technologies Inc Series A (c)(e)(f)	62,752	5,435,578
Beta Technologies Inc Series B, 6% (c)(e)(f)	11,821	1,223,474
Beta Technologies Inc Series C, 6% (e)(f)	4,600	408,894
		7,067,946
Information Technology - 0.3%
Communications Equipment - 0.2%
Astranis Space Technologies Corp Series C (c)(e)(f)	125,912	1,397,623
Astranis Space Technologies Corp Series C (c)(e)(f)	26,805	297,535
Astranis Space Technologies Corp Series D (c)(e)(f)	503,082	3,868,701
		5,563,859
IT Services - 0.0%
Yanka Industries Inc Series E (c)(e)(f)	191,029	500,496
Yanka Industries Inc Series F (c)(e)(f)	28,989	122,044
		622,540
Software - 0.1%
Algolia Inc Series D (c)(e)(f)	9,900	154,440
Lyte Ai Inc Series B (e)(f)	38,600	428,074
Mountain Digital Inc Series D (c)(e)(f)	140,383	1,830,594
Skyryse Inc Series B (c)(e)(f)	12,000	310,920
		2,724,028
TOTAL INFORMATION TECHNOLOGY		8,910,427

TOTAL UNITED STATES		22,128,462
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,915,071)		22,128,462

Domestic Equity Funds - 4.5%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (b) (Cost $159,100,521)	582,505	147,694,143

Money Market Funds - 9.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	16,005,517	16,008,718
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	295,815,353	295,844,934
TOTAL MONEY MARKET FUNDS (Cost $311,853,652)			311,853,652

TOTAL INVESTMENT IN SECURITIES - 109.0% (Cost $3,298,607,735)	3,590,877,272
NET OTHER ASSETS (LIABILITIES) - (9.0)%	(295,279,585)
NET ASSETS - 100.0%	3,295,597,687

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $6,472,446 or 0.2% of net assets.

(e)	Level 3 security
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $57,406,841 or 1.7% of net assets.

(g)	Affiliated company
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $5,919,297.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aerovate Therapeutics Inc	10/30/24	1,375,594

Algolia Inc	10/27/21	1,265,404

Algolia Inc Series D	7/23/21	289,526

Astranis Space Technologies Corp Series C	3/19/21	2,760,108

Astranis Space Technologies Corp Series C	4/05/23	587,591

Astranis Space Technologies Corp Series D	4/25/24 - 12/06/24	4,699,993

Beta Technologies Inc Series A	4/09/21	4,597,839

Beta Technologies Inc Series B, 6%	4/04/22	1,219,573

Beta Technologies Inc Series C, 6%	10/24/24	526,562

Bright Peak Therapeutics Inc. Series B	5/14/21	778,587

Bright Peak Therapeutics Inc. Series C	5/07/24	1,500,000

Caris Life Sciences Inc Series D	5/11/21	1,169,924

Endeavor BioMedicines Inc Series C	4/22/24	1,371,301

Enliven Therapeutics Inc	3/19/24	1,408,218

Fanatics Inc Class A	8/13/20 - 3/22/21	2,891,600

GlycoMimetics Inc	10/28/24	500,000

LifeMine Therapeutics Inc Series C	2/15/22	820,222

Lyte Ai Inc Series B	8/13/24	489,683

Mountain Digital Inc Series D	11/05/21	3,223,938

Perella Weinberg Partners	12/29/20	4,572,620

Plaid Inc/CA Class A	3/31/25	5,999,972

Skyryse Inc Series B	10/21/21	296,160

Sonoma Biotherapeutics Inc Series B	7/26/21	865,645

Sonoma Biotherapeutics Inc Series B1	7/26/21	692,516

Starling Bank Ltd Class D	6/18/21 - 4/05/22	824,189

T-Knife Therapeutics Inc Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group	9/16/21 - 10/31/23	3,656,552

Wugen Inc 10% 6/14/2025	6/14/24	253,458

Wugen Inc Series B	7/09/21	465,154

Yanka Industries Inc Series E	5/15/20	2,307,478

Yanka Industries Inc Series F	4/08/21	924,077

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,157,059	1,209,755,061	1,234,903,402	1,965,973	-	-	16,008,718	16,005,517	0.0%
Fidelity Securities Lending Cash Central Fund	167,889,010	1,153,945,344	1,025,989,420	787,389	-	-	295,844,934	295,815,353	1.0%
Total	209,046,069	2,363,700,405	2,260,892,822	2,753,362	-	-	311,853,652

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
GlycoMimetics Inc	-	500,000	-	-	-	408,662	908,662	4,033,299
Total	-	500,000	-	-	-	408,662	908,662

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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